CASH AND BANK BALANCES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash on hand	¥ 42	¥ 65
Cash at banks	2,286	45
Cash and bank balances	¥ 2,328	¥ 110